CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Income before income tax and noncontrolling interest from continuing operations	₱ 36,477	₱ 14,032	₱ 34,256
Loss before income tax and noncontrolling interest from discontinued operations (Note 2)	(41)	(523)	(102)
NET INCOME FROM CONTINUING OPERATIONS (Note 4)	36,436	13,509	34,154
Adjustments for:
Depreciation and amortization (Notes 9 and 10)	58,462	98,714	52,169
Interest on loans and other related items – net (Note 5)	9,990	9,112	8,900
Asset impairment (Note 5)	4,436	6,107	4,985
Accretion on lease liabilities (Notes 5, 10 and 28)	3,268	2,064	1,170
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	2,806	3,304	1,101
Pension benefit costs (Notes 5 and 25)	1,426	1,749	2,213
Incentive plan (Notes 5 and 25)	839	1,272	1,186
Accretion on financial liabilities (Notes 5 and 20)	409	375	239
Amortization of intangible assets (Notes 5 and 14)	221	228	2,822
Impairment of investments (Note 11)	70	50	60
Gains on dilution of shares (Note 11)		(660)	(826)
Income from prescription of preferred shares redemption liability (Note 19)		(7,839)
Gains on disposal of property and equipment (Notes 5 and 9)	(468)	(148)	(884)
Interest income (Note 5)	(1,017)	(653)	(656)
Foreign exchange losses (gains) - net (Notes 5 and 27)	(1,153)	4,685	3,890
Gains on derivative financial instruments - net (Notes 5 and 27)	(1,198)	(2,322)	(1,400)
Gain on sale and leaseback of telecom towers (Note 9)	(7,777)	(25,852)
Others	(1,024)	(2,324)	(2,254)
Operating income before changes in assets and liabilities	105,726	101,371	106,869
Decrease (increase) in:
Prepayments and other nonfinancial assets	10,264	12,218	(34,002)
Inventories and supplies	1,629	850	57
Trade and other receivables	952	(8,366)	(3,713)
Contract assets	101	(209)	(38)
Other financial and non-financial assets	156	208	(120)
Increase (decrease) in:
Customer's deposits	(75)	44	(101)
Accrued expenses and other current liabilities	(4,414)	(507)	(301)
Pension and other employee benefits	(5,174)	(6,847)	(3,846)
Accounts payable	(21,285)	(18,306)	29,382
Other noncurrent liabilities	(57)	(68)	(95)
Net cash flows generated from operations	87,823	80,388	94,092
Income taxes paid	(2,058)	(4,188)	(2,122)
Net cash flows from operating activities	85,765	76,200	91,970
Proceeds from:
Disposal of property and equipment (Note 9)	23,971	60,833	1,217
Maturity of short-term investments	440	8,700	2,518
Redemption of investment in debt securities (Note 12)		182	993
Disposal of financial assets at fair value through profit or loss			482
Collections from notes receivable			170
Disposal of investments in associates and joint ventures (Note 11)		2,458	359
Interest received	973	636	714
Payments for:
Purchase of property and equipment (Note 9)	(76,266)	(93,803)	(102,395)
Interest capitalized to property and equipment (Notes 5 and 9)	(2,169)	(1,748)	(1,582)
Acquisition of investments in associates and joint ventures (Note 11)	(1,636)	(3,514)	(1,754)
Purchase of short-term investments	(449)	(6,368)	(3,847)
Purchase of investment in debt securities (Note 12)		(173)	(404)
Settlements of notes receivable		(200)
(Increase) decrease in other financial and non-financial assets	18	(9)	(111)
Net cash flows used in investing activities	(55,118)	(33,006)	(103,640)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of long-term debt (Notes 20 and 28)	38,000	5,000	51,500
Availments of short-term debt (Notes 20 and 28)		16,000
Return of preferred shares redemption fund (Note 19)		7,839
Collections from derivative financial instruments (Notes 27 and 28)		87
Payments for:
Cash dividends (Notes 19 and 28)	(23,328)	(25,235)	(17,712)
Long-term debt (Notes 20 and 28)	(22,611)	(22,353)	(22,565)
Short-term debt (Notes 20 and 28)	(10,000)	(6,000)
Interest - net of capitalized portion (Notes 5, 20 and 28)	(9,715)	(9,013)	(8,922)
Obligations under lease liabilities (Notes 10 and 28)	(10,707)	(8,331)	(6,547)
Collection of derivative financial instruments (Notes 27 and 28)	(607)		(25)
Distribution charges on perpetual notes (Note 19)	(236)	(236)	(236)
Debt issuance costs (Notes 20 and 28)	(214)	(62)	(397)
Net cash flows used in financing activities	(39,418)	(42,304)	(4,904)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(263)	414	244
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,034)	1,304	(16,330)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 15)	25,211	23,907	40,237
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 15)	₱ 16,177	₱ 25,211	₱ 23,907